Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

September 24, 2009

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Income Trust
(filing relates to Legg Mason Partners Core Bond Fund, Legg Mason Partners Core Plus Bond Fund, Legg Mason Partners High Income Fund, Legg Mason Partners Municipal High Income Fund and Legg Mason Partners Strategic Income Fund)
(File Nos. 2-96408 and 811-04254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland business trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 139 to the registration statement of the Trust (the “Amendment”) relating to Legg Mason Partners Core Bond Fund, Legg Mason Partners Core Plus Bond Fund, Legg Mason Partners High Income Fund, Legg Mason Partners Municipal High Income Fund and Legg Mason Partners Strategic Income Fund (the “Funds”), on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act to register a new class of shares for Legg Mason Partners Core Bond Fund, Legg Mason Partners Core Plus Bond Fund, Legg Mason Partners High Income Fund and Legg Mason Partners Strategic Income Fund (Class R1 shares) and in order to reflect the enhanced disclosure and new prospectus delivery option for registered open-end investment companies as set forth in Form N-1A, as amended. The Amendment is to be effective on the 60 th day after the filing hereof.

Please call Alisha Telci (617) 951-8460 or the undersigned at (617) 951-8267 with any comments or questions relating to the Amendment.

Sincerely,

/s/ Barry N. Hurwitz
Barry N. Hurwitz